Other Expenses and Losses	12 Months Ended
Dec. 31, 2018
Other expenses and losses [Abstract]
Other Expenses and Losses
OTHER EXPENSES AND LOSSES

(a)	An analysis of the operating expenses is as follows:

		Year ended December 31,
		2018	2017	2016
	Note		US$ in millions
Gaming tax		$3,430	$2,925	$2,527
Employee benefit expenses		1,238	1,193	1,121
Depreciation and amortization		655	676	611
Inventories consumed		99	98	83
Other expenses and losses	(i)	1,089	921	849
Operating expenses		$6,511	$5,813	$5,191

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Note: The prior year presentation has been adjusted for the adoption of IFRS 15, Revenue from Contracts with Customers, and conformed to the current year presentation.

(i)	Analysis of other expenses and losses is as follows:

		Year ended December 31,
		2018	2017	2016
	Note		US$ in millions
Utilities and operating supplies		$207	$200	$175
Contract labor and services		151	141	127
Loss on disposal of property and equipment, investment properties and intangible assets(i)		131	12	12
Advertising and promotions		124	116	104
Royalty fees		112	103	78
Repairs and maintenance		93	83	64
Management fees	29(a)(ii)	50	42	46
Operating lease expense		15	30	28
Provision for expected credit losses, net		9	—	—
Provision for doubtful accounts, net		—	4	18
Auditor’s remuneration		2	2	2
Net foreign exchange (gains)/losses		(4)	11	(1)
Other support services		100	111	101
Other operating expenses		99	66	95
		$1,089	$921	$849

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(i)	The loss for the year ended December 31, 2018 consisted primarily of US$128 million of assets disposed of related to the Four Seasons Tower Suites Macao project.

(b)	The operating expenses can also be analyzed as follows:

	Year ended December 31,
	2018	2017	2016
		US$ in millions
Casino	$4,216	$3,646	$3,165
Rooms	185	176	143
Mall	53	53	41
Food and beverage	252	241	201
Convention, ferry, retail and other	212	209	188
Provision for expected credit losses, net	9	—	—
Provision for doubtful accounts, net	—	4	18
General and administrative expense	672	657	554
Corporate expense	125	121	131
Pre-opening expense	5	7	128
Depreciation and amortization	655	676	611
Net foreign exchange (gains)/losses	(4)	11	(1)
Loss on disposal of property and equipment, investment properties and intangible assets	131	12	12
Operating expenses	$6,511	$5,813	$5,191

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Note: The prior year presentation has been adjusted for the adoption of IFRS 15, Revenue from Contracts with Customers, and conformed to the current year presentation.